Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets
(In thousands)	December 31, 2023	December 31, 2024
Prepayments	4,057	2,321
Deposits	1,330	1,609
VAT recoverable	1,061	1,346
Others	196	361
Total of prepayments and other assets	6,644	5,637

Schedule of Current and Non Current Prepayments and Other Assets
(In thousands)	December 31, 2023	December 31, 2024
Current	6,416	5,637
Non-current	228	—
Total of prepayments and other assets	6,644	5,637